      SUPPLEMENT TO PROSPECTUS FOR NASL VARIABLE ACCOUNT DATED MAY 1, 1997


                                  NAME CHANGES

     Effective October 1, 1997, the name of North American Security Life Insurance Company ("NASL") and the names of certain companies and mutual funds affiliated with NASL were changed. These names were changed to more clearly indicate that these companies are affiliated with The Manufacturers Life Insurance Company ("Manulife") and do not reflect any change in control of the entity.


Prior Name                                           New Name
----------                                           --------

North American Security Life                         The Manufacturers Life Insurance Company
Insurance Company                                    of North America

NASL Series Trust                                    Manufacturers Investment Trust

NASL Financial Services, Inc.*                       Manufacturers Securities Services, LLC*

NASL Variable Account                                The Manufacturers Life Insurance Company of
                                                     North America Separate Account A


*On September 30, 1997, NASL Financial Services, Inc., a Massachusetts corporation, was reconstituted as a Delaware limited liability company. The change was in connection with a Manulife internal restructuring and Manufacturers Securities Services, LLC has substantially the same management as was in place for NASL Financial Services, Inc. and continues to be controlled by Manulife.

                              NEW INVESTMENT OPTION

Effective October 1, 1997, one new investment option will be added to the variable portion of your contract. The new portfolio is a series of Manufacturers Investment Trust (the "Trust"). Set forth below is the subadviser for the new portfolio as well as a brief description of the portfolio's investment objective and certain policies relating to that objective and a schedule of fees applicable to the portfolio.

                        INVESTMENT OBJECTIVE AND POLICIES

SMALL COMPANY VALUE TRUST. The investment objective of the Small Company Value Trust is to seek long term growth of capital. Rosenberg Institutional Equity Management ("Rosenberg") manages the Small Company Value Trust and will pursue this objective by investing in equity securities of smaller companies which are traded principally in the markets of the United States.

For more information on the Small Company Value Trust and Rosenberg, see the Manufacturers Investment Trust prospectus dated October 1, 1997.

                              FEE TABLE AND EXAMPLE

The Contract Owner or owner (collectively, "contract owner") Transaction Expenses, Annual Contract Fee and Separate Account Annual Expenses are as set forth in the current Fee Table. The Trust Annual Expenses and Example are amended to include the Small Company Value Trust:


Trust Annual Expenses
---------------------
(as a percentage of Trust average net assets)

                                                Management                  Other                  Total Trust
            Trust Portfolio                      Expenses                  Expenses              Annual Expenses
            ---------------                      --------                  --------              ---------------

Small Company Value Trust                          1.05%                    0.15%*                    1.20%

*Based on estimates of payments to be made during the current fiscal year on an annualized basis.

EXAMPLE

A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner surrendered the contract at the end of the applicable time period (For contract issued on or after November 1, 1996, no withdrawal charges will be imposed upon surrender, therefore, for such contracts please refer to the second table for expenses if the contract owner surrendered at the end of the applicable time period):


            Trust Portfolio                      1 Year                      3 Years
            ---------------                      ------                      -------

Small Company Value Trust                          $56                        $117

A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:


            Trust Portfolio                      1 Year                      3 Years
            ---------------                      ------                      -------

Small Company Value Trust                          $29                         $88


The example for the Small Company Value Trust does not include 5 and 10 year figures because it is a newly formed portfolio.

                            CONFIRMATION STATEMENTS

Contract owners will be sent confirmation statements for certain transactions in their account. Contract owners should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to the Company's Annuity Service Office. If the contract owner fails to notify the Company's Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, the contract owner will be deemed to have ratified the transaction.
                                PURCHASE PAYMENTS

The first paragraph under "ACCUMULATION PROVISIONS - Purchase Payments" on page 19 is amended and restated as follows:

     Purchase payments are paid to the Company at its Annuity Service Office. The minimum initial purchase payment is $25,000. Minimum subsequent purchase payments must be $1,000 with an exception for qualified plans where minimum subsequent purchase payments must be $30. Purchase payments may be made at any time. The Company may provide by separate agreement for purchase payments to be automatically withdrawn from a contract owner's bank account on a periodic basis. If a purchase payment would cause the contract value to exceed $1,000,000 or the contract value already exceeds $1,000,000, additional purchase payments will be accepted only with the prior approval of the Company.


                        SUPPLEMENT DATED OCTOBER 1, 1997


VV.SUPP1097

             SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION FOR
                     NASL VARIABLE ACCOUNT DATED MAY 1, 1997

     The standardized and nonstandardized average annual total return figures calculated as of December 31, 1996 for the Investment Quality Bond and U.S. Government Securities subaccounts are amended and restated as follows:

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1996


 ------------------------------- ---------- ---------- ----------------------------------- -----------------
 Trust Portfolio                  1 Year     5 Year       Since Inception or 10 years,      Inception Date
                                                              whichever is shorter
 ------------------------------- ---------- ---------- ----------------------------------- -----------------
 Investment Quality Bond          -1.84%      4.88%                               2.32%            6/18/85
 ------------------------------- ---------- ---------- ----------------------------------- -----------------
 U.S. Government Securities       -1.08%      4.43%                               5.35%            3/18/88
 ------------------------------- ---------- ---------- ----------------------------------- -----------------


              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1996


 ------------------------------- ---------- ---------- ----------------------------------- -----------------
 Trust Portfolio                  1 Year     5 Year       Since Inception or 10 years,      Inception Date
                                                              whichever is shorter
 ------------------------------- ---------- ---------- ----------------------------------- -----------------
 Investment Quality Bond           0.89%      4.88%                               2.32%            6/18/85
 ------------------------------- ---------- ---------- ----------------------------------- -----------------
 U.S. Government Securities        1.67%      4.43%                               5.35%            3/18/88
 ------------------------------- ---------- ---------- ----------------------------------- -----------------


                 THE DATE OF THIS SUPPLEMENT IS OCTOBER 1, 1997.


VV.SAISUPP1097
VIS25.SAISUPP1097